Commitments (Tables)	12 Months Ended
Aug. 31, 2020
Commitments [Abstract]
Leases agreements for intellectual property
The company entered into license agreements for certain intellectual property, which expire at various dates through 2025. Minimum payments for these agreements are as follows as at August 31, 2020:

No later than one year	$1,779
Later than one year and no later than five years	621
$2,400